Note 5 - Investment in Real Estate	9 Months Ended
Sep. 30, 2016
Banking and Thrift [Abstract]
Note 5 - Investment in Real Estate

5.      Investment in Real Estate

	September 30, 2016	December 31, 2015

Cost of real estate properties	$ 12,014,567	$ 9,220,379
Accumulated depreciation	(327,728)	(223,450)

Balance at the end of the period	$ 11,686,839	$ 8,996,929